Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS INVESTMENT TRUST/IL
Prospectus Date	rr_ProspectusDate	Mar. 01, 2013
(Class I and R) | Calamos Growth and Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Calamos Growth and Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Calamos Growth and Income Fund’s investment objective is high long-term total return through growth and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. More information about the share classes is available from your financial professional and under “Fund Facts — What classes of shares do the Funds offer?” on page 69 of the Fund’s prospectus and “Share Classes and Pricing of Shares” on page 59 of the Fund’s statement of additional information.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 42.8% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	42.80%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year, that all dividends and capital gain distributions are reinvested and that the Fund’s operating expenses remain the same. Although your actual performance and costs may be higher or lower, based on these assumptions, whether or not you redeemed your shares at the end of the period, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities of U.S. companies without regard to market capitalization. In pursuing its investment objective, the Fund attempts to utilize these different types of securities to strike, in the investment adviser’s opinion, the appropriate balance between risk and reward in terms of growth and income.

		The Fund attempts to keep a consistent balance between risk and reward over the course of different market cycles, through various combinations of stocks, bonds and/or convertible securities, to achieve what the Fund’s investment adviser believes to be an appropriate blend for the then-current market. As the market environment changes, portfolio securities may change in an attempt to achieve a relatively consistent risk level over time. At some points in a market cycle, one type of security may make up a substantial portion of the portfolio, while at other times certain securities may have minimal or no representation, depending on market conditions. The average term to maturity of the convertible and fixed-income securities purchased by the Fund will typically range from two to ten years. Interest rate changes normally have a greater effect on prices of longer-term bonds than shorter-term bonds. The Fund’s investment adviser seeks to lower the risks of investing in stocks by using a “top-down approach” of diversification by company, industry, sector, country and currency and focusing on macro-level investment themes. Consistent with the Fund’s investment objective and principal investment strategies the Fund’s investment adviser views the strategies as low volatility equity strategies and attempts to achieve equity-like returns with lower than equity market risk by managing a portfolio that it believes will exhibit less volatility over full market cycles.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund. There can be no assurance that the Fund will achieve its investment objective. The risks associated with an investment in the Fund can increase during times of significant market volatility. Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The principal risks of investing in the Fund include:
  Convertible Securities Risk — The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value.
  Synthetic Convertible Instruments Risk — The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.
  Equity Securities Risk — The securities markets are volatile, and the market prices of the Fund’s securities may decline generally. The price of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of your investment in the Fund will decline.
  Growth Stock Risk — Growth securities typically trade at higher multiples of current earnings than other securities and, therefore, may be more sensitive to changes in current or expected earnings than other equity securities and may be more volatile.
  Small and Mid-Sized Company Risk — Small and mid-sized company stocks have historically been subject to greater investment risk than large company stocks. The prices of small and mid-sized company stocks tend to be more volatile than prices of large company stocks.
  Interest Rate Risk — The value of fixed-income securities generally decreases in periods when interest rates are rising. In addition, interest rate changes typically have a greater effect on prices of longer-term fixed-income securities than shorter-term fixed-income securities.
  Credit Risk — An issuer of a fixed-income security could be downgraded or default. If the Fund holds securities that have been downgraded, or that default on payment, the Fund’s performance could be negatively affected.
  Liquidity Risk — Liquidity risk exists when particular investments are difficult to purchase or sell. The Fund’s investments in illiquid securities may reduce the returns of the Fund because it may be unable to sell the illiquid securities at an advantageous time or price.
  High Yield Risk — High yield securities and unrated securities of similar credit quality (commonly known as “junk bonds”) are subject to greater levels of credit and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments.
  Forward Foreign Currency Contract Risk — Forward foreign currency contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) at a price set at the time of the contract. The Fund may not fully benefit from, or may lose money on, forward foreign currency transactions if changes in currency exchange rates do not occur as anticipated or do not correspond accurately to changes in the value of the Fund’s holdings.
  Portfolio Selection Risk — The value of your investment may decrease if the investment adviser’s judgment about the attractiveness, value or market trends affecting a particular security, issuer, industry or sector or about market movements is incorrect.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund is subject to risks, and you could lose money on your investment in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance. All returns include the reinvestment of dividends and distributions. As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future. Updated performance information is available at no cost by visiting www.calamos.com or by calling 800.582.6959.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table indicate the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year and how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800.582.6959
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.calamos.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As always, please note that the Fund’s past performance (before and after taxes) cannot predict how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CLASS I ANNUAL TOTAL RETURN FOR YEARS ENDED 12.31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
Best Quarter:	15.19% (9.30.09)	Worst Quarter:	-14.65% (12.31.08)

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of 12.31.12
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	The after-tax returns are shown only for Class I shares,
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	The following table shows how the Fund’s average annual performance (before and after taxes) for the one-, five- and ten-year periods ended December 31, 2012 and since the Fund’s inception compared with broad measures of market performance. “Since Inception” returns shown for each index are returns since the inception of the Fund’s Class I shares, or since the nearest subsequent month end when comparative index data is available only for full monthly periods. The after-tax returns show the impact of assumed federal income taxes on an investment in the Fund. “Return After Taxes on Distributions” shows the effect of taxable distributions, but assumes that you still hold the Fund shares at the end of the period and so do not have any taxable gain or loss on your investment. “Return After Taxes on Distributions and Sale of Fund Shares” shows the effect of taxable distributions and any taxable gain or loss that would be realized if the Fund shares were purchased at the beginning and sold at the end of the specified period.

		The after-tax returns are shown only for Class I shares, are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for classes other than Class I will vary from returns shown for Class I. Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss on the sale of Fund shares.
Performance Table Footnotes	rr_PerformanceTableFootnotesTextBlock	The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index represents the U.S. convertible market excluding mandatory convertibles. The BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index is provided to show how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIODS ENDED 12.31.12
(Class I and R) | Calamos Growth and Income Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,038
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,038
2003	rr_AnnualReturn2003	27.87%
2004	rr_AnnualReturn2004	9.95%
2005	rr_AnnualReturn2005	8.30%
2006	rr_AnnualReturn2006	10.15%
2007	rr_AnnualReturn2007	9.81%
2008	rr_AnnualReturn2008	(30.81%)
2009	rr_AnnualReturn2009	37.37%
2010	rr_AnnualReturn2010	12.39%
2011	rr_AnnualReturn2011	(0.50%)
2012	rr_AnnualReturn2012	8.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.19%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.65%)
ONE YEAR	rr_AverageAnnualReturnYear01	8.66%
FIVE YEAR	rr_AverageAnnualReturnYear05	2.92%
TEN YEAR	rr_AverageAnnualReturnYear10	7.84%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	9.40%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1997
(Class I and R) | Calamos Growth and Income Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or Service Fees (12b-1)	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Operating Expenses	rr_ExpensesOverAssets	1.34%
1 Year	rr_ExpenseExampleYear01	136
3 Years	rr_ExpenseExampleYear03	424
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,612
1 Year	rr_ExpenseExampleNoRedemptionYear01	136
3 Years	rr_ExpenseExampleNoRedemptionYear03	424
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	1,612
ONE YEAR	rr_AverageAnnualReturnYear01	8.13%
FIVE YEAR	rr_AverageAnnualReturnYear05	2.41%
TEN YEAR	rr_AverageAnnualReturnYear10
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	3.71%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2007
(Class I and R) | Calamos Growth and Income Fund | Load Adjusted Return After Taxes on Distributions | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	7.59%
FIVE YEAR	rr_AverageAnnualReturnYear05	2.36%
TEN YEAR	rr_AverageAnnualReturnYear10	6.98%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.88%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1997
(Class I and R) | Calamos Growth and Income Fund | Load Adjusted Return After Taxes on Distributions and Sale of Fund Shares | Class I
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	6.52%
FIVE YEAR	rr_AverageAnnualReturnYear05	2.32%
TEN YEAR	rr_AverageAnnualReturnYear10	6.61%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	7.56%
INCEPTION DATE OF CLASS	rr_AverageAnnualReturnInceptionDate	Sep. 18, 1997
(Class I and R) | Calamos Growth and Income Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	16.00%
FIVE YEAR	rr_AverageAnnualReturnYear05	1.66%
TEN YEAR	rr_AverageAnnualReturnYear10	7.10%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	4.59%
(Class I and R) | Calamos Growth and Income Fund | BofA Merrill Lynch All U.S. Convertibles EX Mandatory Index
Risk/Return:	rr_RiskReturnAbstract
ONE YEAR	rr_AverageAnnualReturnYear01	14.41%
FIVE YEAR	rr_AverageAnnualReturnYear05	4.89%
TEN YEAR	rr_AverageAnnualReturnYear10	7.32%
SINCE INCEPTION	rr_AverageAnnualReturnSinceInception	6.23%